STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION [Abstract]
STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION
NOTE 11 – STOCKHOLDERS’ EQUITY AND SHARE-BASED COMPENSATION

Common Stock

After the completion of the Merger on the Closing Date, there were 36.2 million shares of the Company’s common stock outstanding and outstanding warrants to purchase 9 million shares of common stock. As of the Closing Date, the former stockholders of Intermex owned approximately 48.3% and the former stockholders of FinTech owned approximately 51.7% of the combined company’s outstanding common stock. At December 31, 2018, the Company was authorized to issue 230 million shares of common stock and had 36.2 million shares of common stock issued and outstanding at $0.0001 par value per common share.

Equity Warrants

Prior to the Merger, FinTech issued 8.8 million public warrants (“Public Warrants”) and 0.2 million private placement warrants (“Placement Warrants”)(combined are referred to as the “Warrants”). The Company assumed the FinTech equity warrants upon the change of control event. As a result of the Merger, the Warrants issued by FinTech are no longer exercisable for shares of FinTech common stock but instead are exercisable for common stock of the Company. All other features of the Warrants remain unchanged. There are no cash obligations for the Company pertaining to these Warrants, and they are recognized in equity upon any exercise.

Each whole Warrant entitles the holder to purchase one share of the Company's common stock at a price of $11.50 per share. The Warrants became exercisable 30 days after the completion of the Merger and expire five years after that date, or earlier upon redemption or liquidation.

The Company may call the Public Warrants for redemption, in whole and not in part, at a price of $0.01 per warrant upon not less than 30 days prior written notice of redemption to each warrant holder if the reported last sale price of the Company’s common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-trading day period ended three business days before the Company sends the notice of redemption to the warrant holders. The Company cannot call the Placement Warrants as long as they are held by the original holders or transferred to certain permitted transferees established in the Warrant Agreement.

International Money Express, Inc. 2018 Omnibus Equity Compensation Plan

In connection with the Merger, the stockholders of FinTech approved the International Money Express, Inc. 2018 Omnibus Equity Compensation Plan (the “2018 Plan”). There are 3.4 million shares reserved for issuance under the 2018 Plan, of which stock options to purchase 2.8 million shares of common stock and restricted stock units in respect of 21.2 thousand shares of common stock were granted to employees and independent directors of the Company in connection with the completion of the transactions at the Closing Date.

The value of each option grant is estimated on the grant date using the Black-Scholes option pricing model. The option pricing model requires the input of highly subjective assumptions, including the grant date fair value of our common stock, expected volatility, expected forfeitures and risk-free interest rates. To determine the grant date fair value of the Company’s common stock, we use the closing market price of our common stock at the grant date. We also use an expected volatility based on the historical volatilities of a group of guideline companies and the "simplified" method for calculating the expected life of our stock options. We have elected to account for forfeitures as they occur. The risk-free interest rates are obtained from publicly available U.S. Treasury yield curve rates.

Share-based compensation is recognized as an expense on a straight-line basis over the requisite service period, which is generally the vesting period. The stock options issued under the 2018 Plan have 10-year terms and vest in four equal annual installments beginning 1 year after the date of the grant. The Company recognized compensation expense for stock options of approximately $1.0 million for the year ended December 31, 2018, which is included in salaries and benefits in the consolidated statements of operations and comprehensive (loss) income. No stock options vested during year ended December 31, 2018; therefore, no stock options are exercisable as of December 31, 2018. The weighted-average grant date fair value for the stock options to purchase 2.9 million shares of common stock granted was $3.46 per share. As of December 31, 2018, there were 2.9 million non-vested stock options and unrecognized compensation expense of approximately $9.0 million is expected to be recognized over a weighted-average period of 3.6 years.

A summary of the stock option activity during the year ended December 31, 2018 is presented below:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Weighted-Average Grand Date Fair Value
Outstanding at December 31, 2017	-
Granted	2,894,219	$10.00		$3.46
Exercised	-
Forfeited	(13,000)	$9.91		$3.43
Expired	-
Outstanding at December 31, 2018	2,881,219	$10.00	9.60	$3.47

The restricted stock units issued under the 2018 Plan to the Company’s independent directors vest on the one-year anniversary from the grant date. The Company recognized compensation expense for restricted stock units of $87.5 thousand for the year ended December 31, 2018, which is included in salaries and benefits in the consolidated statements of operations and comprehensive (loss) income. There were no forfeited or vested restricted stock units during 2018. As of December 31, 2018, there was $122.5 thousand of unrecognized compensation expense for the restricted stock units. In addition to the grant of restricted stock units, each of the independent directors receives an annual cash retainer of $40 thousand for services as a director.

Incentive Units

Interwire LLC, the former parent company of Intermex, issued Class B, C and D incentive units to employees of the Company (collectively “incentive units”) in connection with the Stella Point acquisition (see Note 3). As these units were issued as compensation to the Company’s employees, the expense was recorded by the Company. In connection with the Merger, on the Closing Date, all unvested incentive units for Class B, C and D became fully vested and were immediately recognized as share-based compensation expense.

Share-based compensation expense recognized related to these incentive units and included in salaries and benefits in the consolidated statements of operations and comprehensive (loss) income, amounted to $4.7 million for the year ended December 31, 2018, and $1.8 million for the Successor period from February 1, 2017 through December 31, 2017. The performance conditions related to the Class C and D units were not considered probable of being achieved prior to the Merger, and therefore, no compensation was recognized for all prior periods. Subsequent to this settlement, all incentive units ceased to exist. Share-based compensation of $2.9 million for the Predecessor period from January 1, 2017 through January 31, 2017 primarily included the expense associated with stock options and restricted awards that vested due to the Stella acquisition.

Incentive units authorized and issued during the Successor period from February 1, 2017 through December 31, 2017 consisted of the following:

Incentive Units	Authorized	Units Issued February 2017	Units Issued September 2017
Class B	10,000,000	9,055,000	665,000
Class C	5,000,000	4,527,500	332,500
Class D	5,000,000	4,527,500	332,500

The grant date fair value of the incentive units was calculated using the Monte Carlo Simulation. This approach derives the fair value of the incentive units based on certain assumptions related to expected volatility, expected term, risk-free interest rate and dividend yield. Expected volatilities were based on observed volatilities of similar publicly-traded companies, and the expected term was based on a formula that considers the vesting terms and the original contract term of the incentive unit awards. The risk-free rate was based on the U.S. Treasury yield curve, and the selected dividend yield assumption was determined in view of Interwire LLC’s historical and estimated dividend payout. The following were the assumptions used in calculating the fair value of the units at the grant dates:

	Units Issued February 2017	Units Issued September 2017
Expected dividend yield	0.0%	0.0%
Expected volatility	46.9%	47.4%
Risk-free interest rate	2.1%	1.9%
Expected term (in years)	6	5.8

The grant date fair value per unit for each class of incentive unit for the Successor period from February 1, 2017 to December 31, 2017 were as follows:

Incentive Units	Per Unit Amount February 2017 Issuance	Per Unit Amount September 2017 Issuance
Class B	$0.4872	$0.4948
Class C	$0.2077	$0.2126
Class D	$0.1485	$0.1535

The number of units and the weighted-average grant date fair value for the incentive units were as follows:

	Number of Class B Units	Weighted- Average Grant Date Fair Value	Number of Class C Units	Weighted- Average Grant Date Fair Value	Number of Class D Units	Weighted- Average Grant Date Fair Value

Granted during the Successor Period	9,720,000	$0.4878	4,860,000	$0.2080	4,860,000	$0.1489
Vested	(1,944,000)	0.4878	-	-	-	-
Forfeited	(304,000)	0.4872	(190,000)	0.2077	(190,000)	0.1485
Outstanding at December 31, 2017	7,472,000	0.4879	4,670,000	0.2080	4,670,000	0.1489

Granted	410,000	0.4948	205,000	0.2126	205,000	0.1535
Vested	(7,882,000)	0.4883	(4,875,000)	0.2082	(4,875,000)	0.1491
Outstanding at December 31, 2018	-	$-	-	$-	-	$-

During the year ended December 31, 2016, the Company recognized $62.6 thousand of compensation expense related to restricted stock grants from a previous plan in the Predecessor Company, which is included in salaries and benefits in the consolidated statements of operations and comprehensive (loss) income.

Dividend Distributions

During the Successor period from February 1, 2017 through December 31, 2017, the Company distributed $20.2 million in cash dividends to its stockholder. The dividends were distributed out of the cash proceeds from the term loan entered into in August 2017 discussed in Note 8 and were recorded as a reduction to additional paid-in capital. During the Predecessor year ended December 31, 2016, the Company distributed $1.3 million in cash dividends to its stockholders. The dividends were distributed from cash proceeds of its term loan. There were no dividend distributions during the year ended December 31, 2018 and the Predecessor period from January 1, 2017 through January 31, 2017.